Summary of Non Performing Loans by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non Performing Loans [Line Items]
Nonaccrual loans	$ 1,734	$ 6,599	$ 4,431	$ 7,846
Loans past due 90 days and still accruing	30	2	55	134
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	4,677	4,433	6,794	8,200
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	6,441	11,034	11,280	16,180
Commercial
Non Performing Loans [Line Items]
Nonaccrual loans	431	218	131	194
Loans past due 90 days and still accruing	0	0	31	39
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	120	481	552	147
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	551	699	714	380
Commercial Real Estate, Land and Land Development
Non Performing Loans [Line Items]
Nonaccrual loans	499	4,857	1,291	5,531
Loans past due 90 days and still accruing	0	0	0	0
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	2,478	1,778	6,094	7,671
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	2,977	6,635	7,385	13,202
Real estate, Residential
Non Performing Loans [Line Items]
Nonaccrual loans	751	894	2,864	2,079
Loans past due 90 days and still accruing	30	0	0	92
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	2,077	2,165	136	382
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	2,858	3,059	3,000	2,553
Agricultural
Non Performing Loans [Line Items]
Nonaccrual loans	0	0	0	0
Loans past due 90 days and still accruing	0	0	0	2
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	0	0	0	0
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	0	0	0	2
Single-Family Interim Construction
Non Performing Loans [Line Items]
Nonaccrual loans	0	560	91	0
Loans past due 90 days and still accruing	0	0	0	0
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	0	0	0	0
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	0	560	91	0
Consumer
Non Performing Loans [Line Items]
Nonaccrual loans	53	70	54	42
Loans past due 90 days and still accruing	0	2	24	1
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	2	9	12	0
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	55	81	90	43
Other Loan
Non Performing Loans [Line Items]
Nonaccrual loans	0	0	0	0
Loans past due 90 days and still accruing	0	0	0	0
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	0	0	0	0
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	$ 0	$ 0	$ 0	$ 0